Note 17 - Segment Information, Capital Expenditures Incurred by Segment (Detail) (USD $) In Millions	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Capital expenditures incurred by segment
Exploration and Production	$ (14,859)	$ (17,610)
Refining, Transportation &Marketing	(12,562)	(10,147)
Gas &Power	1,668	3,084
International
Exploration and Production	1,404	1,473
Refining, Transportation &Marketing	145	56
Distribution	22	26
Gas &Power	30	7
Others	8	5
Distribution	431	256
Biofuels	185	37
Corporate	471	693
Total capital expenditures incurred by segment	$ 31,785	$ 33,394